SUPPLEMENT DATED AUGUST 28, 2023 TO THE CURRENT
STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Active Allocation Fund
Invesco Advantage International Fund
Invesco American Franchise Fund
Invesco AMT-Free Municipal Income Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Capital Appreciation Fund
Invesco Charter Fund
Invesco Conservative Income Fund – Class A, Class Y and Class R6
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Emerging Markets Local Debt Fund
Invesco Environmental Focus Municipal Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco EQV Asia Pacific Equity Fund
Invesco EQV Emerging Markets All Cap Fund
Invesco EQV European Equity Fund
Invesco EQV European Small Company Fund
Invesco EQV International Equity Fund
Invesco EQV International Small Company Fund
Invesco Floating Rate ESG Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Infrastructure Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Strategic Income Fund
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco High Yield Bond Factor Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage International Fund
Invesco Income Advantage U.S. Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco International Diversified Fund
Invesco International Select Equity Fund
Invesco International Small-Mid Company Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco Master Loan Fund
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Municipal Income Fund
Invesco NASDAQ 100 Index Fund
Invesco New Jersey Municipal Fund
Invesco Oppenheimer International Growth Fund
Invesco Pennsylvania Municipal Fund
Invesco Premier Portfolio – Investor Class
Invesco Premier U.S. Government Money Portfolio – Investor Class
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco S&P 500 Index Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Senior Floating Rate Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Short Term Municipal Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco U.S. Government Money Portfolio
Invesco World Bond Factor Fund
(each, a “Fund”)
This supplement amends the Statutory Prospectus and Statement of Additional Information (“SAI”) for each of the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and SAI for each of the above referenced funds and retain it for future reference.
The following information replaces the second paragraph in the section under the heading “Shareholder Account Information – Share Class Eligibility –Class Y Shares” in the prospectus for each Fund:
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019 or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
The following information is added at the end of the section under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Class A Shares Sold Without an Initial Sales Charge –Financial Intermediary-Specific Arrangements” in the prospectus for each Fund:
J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
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Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
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Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
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Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
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Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
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Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
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A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
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Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
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Breakpoints as described in the prospectus.
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Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
▪
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
The following information replaces in its entirety the information appearing under the heading “Shareholder Account Information – Redeeming Shares* –Check Writing” in the prospectus for each Fund:
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
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Invesco Premier Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Until December 31, 2023, you may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form. Effective August 28, 2023, the Funds’ transfer agent will no longer accept Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent will cease accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
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Until December 31, 2023, a check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
The following information is added at the end of the third paragraph in the section under the heading “PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES - Redemptions - General” in the SAI for each Fund:
Effective August 28, 2023, the Funds’ transfer agent will no longer accept Check Writing authorization forms. Effective December 31, 2023, the Fund’s transfer agent will cease accepting checks as a valid form of redemption.
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